Loss Per Share	12 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
LOSS PER SHARE
NOTE 22:-	LOSS PER SHARE

a.	Details of the number of shares and loss used in the computation of loss per share:

	Year ended December 31,
	2025		2024		2023
Amounts used in the computation of basic and diluted loss	Weighted number of shares	Loss	Weighted number of shares	Loss	Weighted number of shares	Loss
		USD		USD		USD
Continuing operations:

Basic loss per share	124,185	(12,179)	30,820	(6,284)	2,157	(5,122)

Effect of potential dilutive ordinary shares	-	-	-	-	-	-

Basic and diluted loss per share	124,185	(12,179)	30,820	(6,284)	2,157	(5,122)

b.	The computation of diluted loss per share did not include the following dilutive potential ordinary shares since their inclusion would decrease the loss per share (anti-dilutive effect):

1.	36 Share Options to employees, officers, directors and consultants;

2.	1,793 non-marketable warrants to investors; and

3.	57,534 RSUs granted to officers, directors and consultants.